UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018	to	April 16, 2018

Date of Report (Date of earliest event reported)		April 25, 2018

Commission File Number of securitizer:		021-228168

Central Index Key Number of securitizer:		0001624947

JOSH FRIEMAN, (415) 986-2415
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Partners IV, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2015-2, Ltd. (CIK: 0001647988), (ii) PFP 2015-2, LLC (CIK: 0001648030), (iii) PFP 2015-2 Depositor, LLC (CIK: 0001648004) and (iv) PFP Holding Company IV, LLC (no Central Index Key Number).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On April 16, 2018, all of the asset-backed securities issued by the securitizer and the affiliated entities listed above in “Item 1.02 – Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure” were redeemed in full. From and after such date, no asset-backed securities issued by the securitizer or such affiliated entities were outstanding and held by non-affiliates. In light of the foregoing, the securitizer gives notice of termination of its duty to file reports pursuant to subsection (c)(3) of Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR 240.15Ga-1(c)(3)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance partners iV, inc.
(Securitizer)

By:	/s/ Jon W. Brayshaw
Name: Jon W. Brayshaw
Title: Vice President and Secretary

Date: April 25, 2018